Borrowings - Loan Agreement with CRG (Details) - Loan Agreement - CRG - USD ($)	Sep. 22, 2015	Sep. 30, 2017	Dec. 31, 2016	Oct. 27, 2016	Jun. 15, 2016	Dec. 31, 2015
Borrowings
Total borrowing capacity	$ 50,000,000
Amount borrowed		$ 40,000,000	$ 40,000,000
Additional borrowing capacity if revenue milestones are achieved					$ 10,000,000
Period for interest-only payments	4 years
Period for equal quarterly installments of interest and principal	2 years
Fixed interest rate (as a percent)		12.50%	12.50%
Interest rate, cash payment if electing PIK for the remaining amount (as a percent)		8.50%	8.50%
Interest rate, eligible for payment-in-kind (as a percent)		4.00%	4.00%
Beginning prepayment premium (as a percent)		5.00%	5.00%
Annual decline in prepayment premium (as a percent)		1.00%	1.00%
Prepayment premium after fifth year of loan (as a percent)		0.00%	0.00%
Financing fee on each borrowing date (as a percent)		1.50%	1.50%
Final facility fee (as a percent)		7.00%	7.00%
Minimum cash and certain cash equivalents required to be maintained		$ 5,000,000	$ 5,000,000
Target minimum revenue in 2015						$ 7,000,000
Target minimum revenue in 2016			18,000,000	$ 23,000,000
Target minimum revenue in 2017		40,000,000	40,000,000
Target minimum revenue in 2018		50,000,000	50,000,000
Target minimum revenue in 2019		60,000,000	60,000,000
Target minimum revenue in 2020 and in each year thereafter		$ 70,000,000	$ 70,000,000
Revenue shortfall multiplier for cure right if minimum revenue targets are not achieved		2.0	2.0
First tranche, borrowed on September 22, 2015
Borrowings
Amount borrowed	$ 30,000,000
Second tranche, borrowed on June 15, 2016
Borrowings
Amount borrowed					$ 10,000,000